VIA EDGAR

April 24, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:       TFLIC Series Life Account
1933 Act File No.  333-192820/1940 Act File No. 811-8878
Transamerica JourneySM NY

CIK No. 0000933275

To the Commission:

On behalf of Transamerica Financial Life Insurance Company (“Transamerica Financial”) and TFLIC Series Life Account (the "Registrant"), we are transmitting for electronic filing via EDGAR under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, as amended (the “1940 Act”), Pre-Effective Amendment No. 2 to Form N-6.

The Amendment reflects minor clarifying or stylistic changes and includes all necessary information and exhibits, including updated financial statements for Transamerica Financial Life Insurance Company and TFLIC Series Life Account.

Transamerica Financial acknowledges the following with respect to this filing:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
•	the registrant may not assert this action as defense in any proceeding initiated by the
      Commission or any person under the federal securities laws of the United States.

Transamerica Financial would like to begin marketing the Policies on or about May 1, 2014 and has submitted via EDGAR, under “Correspondence,” requests for acceleration of effectiveness of the above-referenced registration statement to April 29, 2014. Transamerica Financial would very much appreciate any assistance the Commission’s Staff could provide in meeting such requests.

Please do not hesitate to contact Art Woods, Esq. at (727) 299-1830 if you have any questions regarding this filing.

Sincerely,

/s/ Gayle A. Morden
Gayle Morden
Manager – Registered Products & Distribution
cc:          Mary Jane Wilson-Bilik, Esq.
Arthur D. Woods, Esq.